Nature of Business and Summary of Significant Accounting Policies, Advertising, Research and Development (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Advertising [Abstract]
Advertising costs	$ 2.3	$ 1.2	$ 3.5	$ 2.2
Research and Development [Abstract]
Research and development	$ 0.0		$ 0.0